LEASES	3 Months Ended
Mar. 31, 2021
Leases [Abstract]
LEASES	LEASES
Lessee
The Company has mainly operating lease contracts for buildings, plant and machinery, vehicles, IT equipment and machinery.
Leases with a term of 12 months or less are not recorded in the balance sheet. For these leases the Company recognized, on a straight-line basis over the lease term, lease expense of $2 million and $3 million in the three months ended March 31, 2021 and 2020, respectively.
For the three months ended March 31, 2021 and 2020 the Company incurred operating lease expenses of $38 million and $35 million, respectively.
At March 31, 2021, the Company has recorded approximately $429 million of right-of-use assets and $428 million of related lease liability included in Other Assets and Other Liabilities, respectively. At March 31, 2021, the weighted average remaining lease term (calculated on the basis of the remaining lease term and the lease liability balance for each lease) and the weighted average discount rate for operating leases were 6.4 years and 3.1%, respectively.
During the three months ended March 31, 2021 and 2020, leased assets obtained in exchange for operating lease obligations were $26 million and $16 million, respectively. The operating cash outflow for amounts included in the measurement of operating lease obligations was $40 million and $36 million as of March 31, 2021 and 2020, respectively.
Future minimum lease payments under non-cancellable leases as of March 31, 2021 were as follows:

Operating Leases	($ million)
2021 (excluding the three months ended March 31, 2021)	$96
2022	102
2023	71
2024	53
2025	41
2026 and thereafter	110
Total future minimum lease payments	$473
Less: Interest	45
Total	$428
Lessor
The Company, primarily through its Financial Services segment, leases equipment and vehicles to retail customers under operating leases. Our leases typically have terms of 3 to 5 years with options available for the lessee to purchase the equipment at the lease term date. Revenue for non-lease components are accounted for separately.
The following table sets out a maturity analysis of operating lease payments, showing the undiscounted lease payments to be received after the reporting date:

Amount
(in millions)
2021	$272
2022	173
2023	90
2024	34
2024	12
2026 and thereafter	1
Total undiscounted lease payments	$582

LEASES	LEASES
Lessee
The Company has mainly operating lease contracts for buildings, plant and machinery, vehicles, IT equipment and machinery.
Leases with a term of 12 months or less are not recorded in the balance sheet. For these leases the Company recognized, on a straight-line basis over the lease term, lease expense of $2 million and $3 million in the three months ended March 31, 2021 and 2020, respectively.
For the three months ended March 31, 2021 and 2020 the Company incurred operating lease expenses of $38 million and $35 million, respectively.
At March 31, 2021, the Company has recorded approximately $429 million of right-of-use assets and $428 million of related lease liability included in Other Assets and Other Liabilities, respectively. At March 31, 2021, the weighted average remaining lease term (calculated on the basis of the remaining lease term and the lease liability balance for each lease) and the weighted average discount rate for operating leases were 6.4 years and 3.1%, respectively.
During the three months ended March 31, 2021 and 2020, leased assets obtained in exchange for operating lease obligations were $26 million and $16 million, respectively. The operating cash outflow for amounts included in the measurement of operating lease obligations was $40 million and $36 million as of March 31, 2021 and 2020, respectively.
Future minimum lease payments under non-cancellable leases as of March 31, 2021 were as follows:

Operating Leases	($ million)
2021 (excluding the three months ended March 31, 2021)	$96
2022	102
2023	71
2024	53
2025	41
2026 and thereafter	110
Total future minimum lease payments	$473
Less: Interest	45
Total	$428
Lessor
The Company, primarily through its Financial Services segment, leases equipment and vehicles to retail customers under operating leases. Our leases typically have terms of 3 to 5 years with options available for the lessee to purchase the equipment at the lease term date. Revenue for non-lease components are accounted for separately.
The following table sets out a maturity analysis of operating lease payments, showing the undiscounted lease payments to be received after the reporting date:

Amount
(in millions)
2021	$272
2022	173
2023	90
2024	34
2024	12
2026 and thereafter	1
Total undiscounted lease payments	$582